Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000030208
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Corporate Bond Strategy Portfolio
Account Value	$ 13,719	$ 13,301	$ 12,180	$ 14,405	$ 14,464	$ 12,928	$ 11,092	$ 11,414	$ 10,568	$ 9,729	$ 10,000
C000030209
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes High Yield Strategy Portfolio
Account Value	$ 16,577	15,503	13,604	15,394	14,605	13,773	11,967	12,234	11,381	9,824	10,000
C000030211
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Mortgage Strategy Portfolio
Account Value	$ 11,249	11,091	10,545	11,921	12,034	11,486	10,806	10,686	10,400	10,167	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Account Value	$ 12,543	12,294	11,364	13,410	13,556	12,397	10,894	11,129	10,481	9,923	10,000
FEDERATED INDEX: Baa component of the Bloomberg US Credit Index (BUSC-Baa)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index (Baa Component)
Account Value	$ 13,121	12,777	11,678	13,893	13,948	12,747	10,945	11,275	10,494	9,727	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	15,293	13,481	15,178	14,419	13,470	11,783	12,033	11,194	9,557	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 10,946	$ 10,817	$ 10,297	$ 11,676	$ 11,799	$ 11,359	$ 10,681	$ 10,576	$ 10,321	$ 10,151	$ 10,000